PREFERRED SHARES - The key transaction of Preferred Shares and Accounting for Preferred Shares (Details) $ / shares in Units, $ in Millions	1 Months Ended				2 Months Ended		8 Months Ended		11 Months Ended	12 Months Ended				18 Months Ended
	Nov. 30, 2019 CNY (¥) shares	Nov. 30, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Aug. 31, 2019 CNY (¥) shares	Aug. 31, 2019 USD ($) shares	Dec. 31, 2016 shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) shares	Nov. 30, 2019 shares	Oct. 31, 2018 shares	Dec. 31, 2021 $ / shares	Nov. 29, 2019 $ / shares	Dec. 28, 2018 $ / shares
Preferred shares
Number of shares issued | shares												537,372,580
Consideration on issuance of Preferred Shares												¥ 15,844,058,000
Cash consideration from issuance of preferred shares												15,844,058,000
Preferred Shares, par value (in dollars per share) | $ / shares															$ 0.00002
Accretion on convertible redeemable preferred shares to redemption value										¥ 1,755,200,000	¥ 1,755,228,000	1,866,528,000
Issuance cost for preferred shares										¥ 0	0	0
Series B Convertible Redeemable Preferred Shares
Preferred shares
Number of shares issued | shares									402,891,265
Number of shares issued pursuant to acquisitions | shares			298,483,760	298,483,760
Consideration on issuance of Preferred Shares												0
Preferred Shares, par value (in dollars per share) | $ / shares																	$ 0.00002
Accretion on convertible redeemable preferred shares to redemption value											242,270,000	366,440,000
Series C Convertible Redeemable Preferred Shares
Preferred shares
Number of shares issued | shares														477,780,220
Number of shares issued pursuant to acquisitions | shares			470,568,175	470,568,175
Consideration on issuance of Preferred Shares												0
Preferred Shares, par value (in dollars per share) | $ / shares																	0.00002
Accretion on convertible redeemable preferred shares to redemption value											554,415,000	¥ 829,746,000
Series D Convertible Redeemable Preferred Shares
Preferred shares
Number of shares issued | shares	105,263,160	105,263,160	204,342,105	204,342,105			121,230,265	121,230,265				226,493,425	430,835,530
Consideration on issuance of Preferred Shares			¥ 5,330,000,000	$ 776.5								¥ 5,909,282,000
Cash consideration from issuance of preferred shares	¥ 2,801,000,000	$ 400.0					¥ 3,108,000,000	$ 461.0
Preferred Shares, par value (in dollars per share) | $ / shares																	$ 0.00002
Accretion on convertible redeemable preferred shares to redemption value											519,201,000	¥ 587,753,000
Series D+ Convertible Redeemable Preferred Shares
Preferred shares
Number of shares issued | shares					310,879,155	310,879,155						310,879,155
Consideration on issuance of Preferred Shares												¥ 9,934,776,000
Cash consideration from issuance of preferred shares					¥ 9,935,000,000	$ 1,418.0
Preferred Shares, par value (in dollars per share) | $ / shares																$ 0.00002
Accretion on convertible redeemable preferred shares to redemption value											¥ 439,342,000	¥ 82,589,000